Litigation, regulatory and similar matters (Narrative) (Detail) - 6 months ended Jun. 30, 2023 € in Thousands, $ in Millions	EUR (€)	USD ($)	USD ($)
Inquiries regarding cross-border wealth management businesses | Investigations in France
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Fine decision French Court	€ 3,700,000
Civil damages award announcement of the French Court	800,000
Provision recorded to cover pending legal case	1,100,000		$ 1,200
Inquiries regarding cross-border wealth management businesses | Investigations in France involving UBS AG
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Bail ("caution") ordered to be paid	1,100,000
Fine decision French Court of Appeal	3,750
Bail ("caution") ordered to be confiscated, verdict of the French Court of Appeal	1,000,000
Civil damages award, verdict of the French Court of Appeal	800,000
Civil damages award deducted from the bail, announcement of the French Court of Appeal	99,000
Claims related to sales of residential mortgage-backed securities and mortgages
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Settlement made | $		$ 1,435
Madoff | claims filed in Luxembourg by liquidators of two Luxembourg funds against UBS entities, non-UBS entities and certain individuals
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Minimum total claims against all defendants	2,100,000
Madoff | claims filed in the US by BMIS Trustee against UBS entities and various other parties
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amounts claimed | $		125
Minimum total claims against all defendants | $		2,000
Foreign exchange, LIBOR and benchmark rates, and other trading practices
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Fine provided in announcement of the European Commission	€ 172,000
Foreign exchange, LIBOR and benchmark rates, and other trading practices - Foreign exchange-related civil litigation | Claims under the Commodity Exchange Act
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Settlement made | $		$ 141